LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated August 30, 2019 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2019, Natixis Funds Statements of Additional Information, dated February 1, 2019, April 1, 2019, May 1, 2019 and June 1, 2019, and the Natixis ETFs Statements of Additional Information, dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small Cap Growth Fund
ASG Dynamic Allocation Fund	Loomis Sayles Small Cap Value Fund
ASG Global Alternatives Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
Gateway Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Seeyond International Minimum Volatility ETF

Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Intermediate Municipal Bond Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Investment Grade Fixed Income Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Select Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Value Opportunity Fund

Effective September 1, 2019, Kirk A. Sykes has been appointed as an Independent Trustee to the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and Natixis ETF Trust (the “Trusts”). Accordingly, the following is hereby added to the “Independent Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES

Kirk A. Sykes (1958)	Trustee since 2019 Contract Review Committee Member	Managing Director of Accordia Partners, LLC (real estate development); President of Primary Corporation (real estate development); Managing Principal of Merrick Capital Partners (infrastructure finance); formerly, President of Urban Strategy America Fund (real estate fund manager)	52 Trustee, Eastern Bank (bank); formerly Director, Ares Commercial Real Estate Corporation (real estate investment trust)	Significant experience on the boards of other business organizations (including real estate companies and banks)

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.
[2]

The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”) and, Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) (collectively, the “Fund Complex”).

Effective September 1, 2019, Kirk A. Sykes has become a member of the Contract Review Committee. Accordingly, the list of the members of the Contract Review Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Contract Review Committee
Wendell J. Knox – Chairman
Richard A. Goglia
Maureen B. Mitchell
James P. Palermo
Kirk A. Sykes

As of July 11, 2019, Kirk A. Sykes did not own shares of any fund overseen by the Board of Trustees of the Natixis Funds, Loomis Sayles Funds or Natixis ETFs.